REVERSE TAKEOVER AND PRIVATE PLACEMENT (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
CONSIDERATION
Transaction costs	$ 428
Total consideration	41,459		$ 476
ASSETS ACQUIRED
Total identifiable net assets acquired	$ 41,459		$ 476
Mezzotin Minerals Inc
CONSIDERATION
Fair value of subordinate voting shares issued		$ 1,513
Transaction costs		191
Total consideration		1,704
ASSETS ACQUIRED
Total identifiable net assets acquired		0
Listing expenses		1,704
Total purchase price		$ 1,704